TAXATION	6 Months Ended
Jun. 30, 2016
TAXATION
TAXATION

7. TAXATION

Cayman Islands

        Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

        The Company's subsidiaries incorporated in the Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.

Taiwan

        The Company's consolidated entities registered in the Taiwan are subject to Taiwan Enterprise Income Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Taiwan income tax laws. The applicable tax rate is 17% in Taiwan.

The PRC

        The Company's subsidiaries and VIEs registered in the PRC are subject to PRC Corporate Income Tax ("CIT") on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.

        The PRC CIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise ("HNTE"). Being qualified as HNTE, Ctrip Computer Technology, Ctrip Travel Information and Ctrip Travel Network are entitled to a preferential CIT rate of 15% from 2014 to 2016 and JointWisdom is entitled to a preferential CIT rate of 15% from 2015 to 2017.

        In 2012, Chengdu Ctrip and Chengdu Ctrip International obtained approval from local tax authorities to apply the 15% preferential tax rate from 2012 to 2015 as qualified as Enterprises falling within the Catalog of Encouraged Industries in the Western Region ("Old Catalog"). In 2013, Chengdu Information Technology Co., Ltd. ("Chengdu Information") obtained approval from local tax authorities to apply the 15% tax rate from 2013 to 2016. In 2014, a new Catalog of Encouraged Industries in the Western Region ("New Catalog") has been released. Under the "New Catalog", these subsidiaries may apply the 15% rate for CIT filing upon agreement by the in-charge tax authorities.

        Pursuant to the PRC CIT Law, all foreign invested enterprises in the PRC are subject to the withholding tax for their earnings generated after January 1, 2008. The Company expects to indefinitely reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.

Composition of income tax expense

        The current and deferred portion of income tax expense included in the consolidated statements of income for the six-month period ended June 30, 2015 and 2016 were as follows:

	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
	RMB	RMB
Current income tax expense	122,438,605	254,836,226
Deferred tax benefit	(84,826,416)	(108,320,437)

Income tax expense	37,612,189	146,515,789

        Income tax expense was RMB147 million in the six-month period ended June 30, 2016, increase from RMB 38 million in the same period in 2015. The effective income tax rate in six-month period ended June 30, 2016 and 2015 were –7.7% and –104.8% respectively, the flux was mainly attributable to the change of non-deductible share based compensation expenses as well as the valuation allowance provided in the respective periods.

        As of December 31, 2015 and June 30, 2016, valuation allowance of RMB31 million and RMB55 million was provided for operating loss carry forwards related to certain subsidiary based on then assessment where it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow us to realize more of our deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.

        As of June 30, 2016, the Group had net operating tax loss carry forwards amounted to RMB2.1 billion which will expire from 2016 to 2019 if not used.

        The provisions for income taxes for the six-month period ended June 30, 2015 and 2016 differ from the amounts computed by applying the CIT primarily due to preferential tax rate enjoyed by certain of the Company's subsidiaries and VIEs in the PRC.

        The following table sets forth the effect of preferential tax on China operations:

	Six-month period end June 30, 2015	Six-month period end June 30, 2016
	RMB	RMB
Tax holiday effect	46,395,517	28,535,766
Basic net income per ADS effect	0.16	0.06
Diluted net income per ADS effect	0.15	0.06